INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Components of Consolidated Statement of Financial Position
Trade debtors	$ 206,838,287	$ 160,269,233
Allowance for impairment of trade debtors	(7,523,261)	(7,425,604)
Allowance for credit notes to be issued	(3,928,835)	(3,694,019)
Deferred checks	2,274,646	7,991,237
Trade receivables	199,666,283	158,006,474
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Shareholders and other related parties (Note 15)	1,223,994
Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors	$ 781,452	$ 865,627